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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06/30/06
                                               --------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------


Form 13F File Number: 28-11169
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC


Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Keith S. Marlowe            Bala Cynwyd, PA   August 10, 2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 37
                                        --------------------

Form 13F Information Table Value Total: $225,888
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                      FORM 13F INFORMATION TABLE

                                                     MARKET
                                                     VALUE
                              TITLE OF              (x1000)   SHARE/PRN  SHARE/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP     (USD)      AMOUNT    PRN   CALL DISCRETION MANAGERS     SOLE     SHARED  NONE
--------------                 -----       -----     ------     ------    ---   --------------- --------     ----     ------  ----
AGCO CORP                        CNV     001084AL6      1,969  1,500,000  PRN           SOLE              1,500,000
AXCAN PHARMA INC                 CNV     054923AB3     14,926 14,369,000  PRN           SOLE             14,369,000
BEST BUY INC                     COM     086516101      4,140     75,500  SH            SOLE                 75,500
CEPHALON INC                     CNV     156708AP4     30,181 21,500,000  PRN           SOLE             21,500,000
CONNETICS CORP                   CNV     208192AD6      6,003  7,000,000  PRN           SOLE              7,000,000
CYTRX CORPORATION                COM     232828301        168    127,429  SH            SOLE                127,429
DEVON ENERGY CORP NEW            CNV     25179MAA1        836    689,000  PRN           SOLE                689,000
DEVON ENERGY CORP NEW            CNV     25179MAB9     12,854 10,590,000  PRN           SOLE             10,590,000
ELINEAR, INC.                    COM     286590203          6     28,877  SH            SOLE                 28,877
FIBERNET TELECOM GROUP INC       COM     315653402        488    230,338  SH            SOLE                230,338
GENERAL FINANCE CORPORATION     OTHER    369822200        959    120,000  SH            SOLE                120,000
GENVEC INC                       COM     37246C109      1,142    810,045  SH            SOLE                810,045
GREY GLOBAL GROUP INC            CNV     39787MAB4     10,777  8,700,000  PRN           SOLE              8,700,000
HD PARTNERS ACQUISITION CORP    OTHER    40415K209        999    127,200  SH            SOLE                127,200
INTRAWEST CORP                   COM     460915200      2,482     77,900  SH            SOLE                 77,900
INX INC.                         WTS     46185W117         10     19,000  SH    CALL    SOLE                 19,000
JDS UNIPHASE CORPORATION         COM     46612J101        640    253,000  SH            SOLE                253,000
JUNIPER NETWORKS, INC            COM     48203R104        240     15,000  SH            SOLE                 15,000
K-V PHARMACEUTICAL COMPANY       CNV     482740AC1     14,756 15,000,000  PRN           SOLE             15,000,000
LIGAND PHARMACEUTICALS INC       CNV     53220KAB4     23,137 14,327,000  PRN           SOLE             14,327,000
MAVERICK TUBE CORPORATION        CNV     577914AB0     10,969  5,000,000  PRN           SOLE              5,000,000
MEDIMMUNE INC                    COM     584699102      2,759    101,800  SH            SOLE                101,800
MEMORY PHARMACEUTICALS CORP      COM     58606R403        293    271,698  SH            SOLE                271,698
NABI BIOPHARMACEUTICALS          CNV     629519AB5      7,390  8,850,000  PRN           SOLE              8,850,000
ON SEMICONDUCTOR CORPORATION     CNV     682189AB1      3,791  4,500,000  PRN           SOLE              4,500,000
PSS WORLD MEDICAL INC            CNV     69366AAB6      5,136  4,520,000  PRN           SOLE              4,520,000
PW EAGLE INC                     COM     69366Y108        620     20,500  SH            SOLE                 20,500
PILGRIMS PRIDE CORPORATION       COM     721467108        281     10,900  SH            SOLE                 10,900
QLT INC                          CNV     746927AB8      9,239 10,103,000  PRN           SOLE             10,103,000
REALNETWORKS INC                 CNV     75605LAB0      4,304  3,500,000  PRN           SOLE              3,500,000
RETAIL VENTURES INC              COM     76128Y102      2,075    116,450  SH            SOLE                116,450
SHUFFLE MASTER INC               CNV     825549AB4      9,395  7,500,000  PRN           SOLE              7,500,000
TERADYNE INC.                    CNV     880770AD4     24,813 25,000,000  PRN           SOLE             25,000,000
TITAN INTERNATIONAL INC ILL      COM     88830M102        488     26,100  SH            SOLE                 26,100
VALEANT PHARMACEUTICALS INTL     COM     91911X104      1,323     78,200  SH            SOLE                 78,200
VALEANT PHARMACEUTICALS INTL     CNV     91911XAB0     15,683 18,000,000  PRN           SOLE             18,000,000
WEBSENSE INC                     COM     947684106        616     30,000  SH            SOLE                 30,000